Apr. 07, 2017

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”